Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Summary of Gain on the Sale of Subsidiaries

The details of the gain on sale of subsidiaries during the years ended December 31, 2021, 2020 and 2019 is provided in the table below:

Year ended December 31	2021	2020	2019
Sale of bioseparation business
Proceeds received	$—	$3,380	$51,927
Less:
Carrying amount of net assets sold	—	—	22,015
Transaction costs	—	—	5,015
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	—	(1,449)
Gain on sale of bioseparation business	$—	$3,380	$26,346

Sale of plasma collection centers
Proceeds received	$13,570	$—	$—
Less:
Carrying amount of net assets sold	10,849	—	—
Transaction costs	204	—	—
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	(44)	—	—
Gain on sale of plasma collection centers	$2,561	$—	$—

Sale of Ryplazim business
Proceeds received	$159,787	$—	$—
Less:
Carrying amount of net assets sold	19,541	—	—
Indemnification adjustments	116
Transaction costs	2,288	—	—
Gain on sale of Ryplazim business	$137,842	$—	$—
Gain on sale of subsidiaries, net of income taxes $nil	$140,403	$3,380	$26,346

Summary of Carrying Amounts of Assets and Liabilities Sold

The carrying amounts of the assets and liabilities of the entities sold during the year ending December 31, 2021, as part of the sale of the plasma collection centers and the Ryplazim® business, on the dates control of the entities were transferred to the purchaser, are as follows:

	Bioseparation business	Plasma collection centers	Ryplazim business
Cash	$6,794	$—	$—
Accounts receivable	1,148	137	1,879
Inventories	8,313	8,441	4,640
Prepaids	236	21	399
Other long-term assets	48	54	50
Capital assets	8,483	2,376	9,304
Right-of-use assets	3,300	2,000	3,795
Intangible assets	370	1,092	7,277
Deferred tax assets	12	—	—
Total assets	$28,704	$14,121	$27,344

Accounts payable and accrued liabilities	2,163	639	2,887
Deferred revenue	370	—	—
Current portion of lease liabilities	809	665	986
Long-term portion of deferred revenues	87	—	—
Long-term portion of lease liabilities	3,260	1,968	3,930
Total liabilities	$6,689	$3,272	$7,803
Net assets sold	$22,015	$10,849	$19,541

Summary of Results and Cash Flows from Discontinued Operations

The net loss from discontinued operations for the years ended December 31, 2021, 2020 and 2019 are presented below:

Year ended December 31	2021	2020	2019
Revenues	$949	$2,593	$27,233

Expenses
Cost of sales and other production expenses	1,465	1,868	14,012
Research and development expenses 1) 2)	76,733	42,757	65,840
Administration expenses	2,360	5,933	11,009
Gain on foreign exchange	(136)	(633)	(759)
Impairment losses 3)	1,411	19,772	11,603
Gain on extinguishment of liabilities	—	(79)	—
Finance costs	2,242	6,083	7,926
Loss from discontinued operations, net of taxes	$(83,126)	$(73,108)	$(82,398)
Current income tax (note 26)	1	8	53
Deferred income tax (note 26)	—	—	(24)
Net loss from discontinued operations	$(83,127)	$(73,116)	$(82,427)

1) The expense relating to an agreement with a contract development and manufacturing organization, or CDMO, which is considered an onerous contract (note 15) is included in research and development expenses for the year ended December 31, 2021.

2) On September 29, 2021 prior to the closing of the sale of PBT, PBT paid PBP, which ownership had already passed to Kedrion, $39,457 representing 30% of the net proceeds it received from the sale of the PRV, as compensation for past research and development services. A second payment made by PBT to PBP of $6,357 in prepayment for future R&D services on the same date was recognized as R&D expense since this amount would not be recoverable upon the sale of PBT.

3) During the year 2019, the Company, evaluated its intellectual property and the related market opportunities in the context of the Company’s financial situation and has made further decisions about the areas the Company will or will not pursue.

The cash flows from the discontinued operations and the gain on sale of subsidiaries for the years ended December 31, 2021 and 2020 are presented in the following table:

Year ended December 31	2021	2020	2019
Cash flows from (used in) in operating activities 1)	$(43,089)	$8,015	$19,493
Cash flows used in financing activities	(3,470)	(7,943)	(8,446)
Cash flows from (used in) investing activities	171,225	(729)	36,275
Net effect of currency exchange rate on cash	(30)	76	(3)
Cash flows generated during the year	$124,636	$(581)	$47,319
Total cash flows generated from discontinued operations	$124,636	$(581)	$47,319

1)
When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.